Subsequent Events	12 Months Ended
Apr. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events [Text Block]

  15. Subsequent Events

  The Company made a cash payment of US$5,000,000 following the refurbishment and transfer of ownership of the Coco mill on May 6th, 2022 (Note 8(b)).

On June 2, 2022, the Company granted 590,000 number of options with exercise price of $1.74 and five years useful life. 20% of the options were vested immediately and the remaining of the options will be vested over two years.

Subsequent to year end, 152,500 number of options were cancelled.